ACQUISITIONS - Consideration (Details) - USD ($) $ in Thousands	Oct. 22, 2021	Oct. 22, 2020	May 31, 2019
Narellan Group Pty Limited
Business Combination, Consideration Transferred [Abstract]
Cash consideration			$ 20,238
Fair value of equity consideration			7,567
Fair value of contingent consideration as of the acquisition date			7,428
Total consideration			$ 35,233
GL International, LLC
Business Combination, Consideration Transferred [Abstract]
Cash consideration	$ 79,700
Total consideration	$ 79,700	$ 79,700